Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Share [Abstract]
Computation for Basic and Diluted Earnings per Share
The following table sets forth the computation for basic and diluted earnings per share:

	2025		2024		2023
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$49,973	$49,973	$43,730	$43,730	$69,413	$69,413
less income allocated to participating securities	-	-	-	-	(2)	(2)
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	-	-	-	-	(9,809)	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	-	-	-	-	(789)	(789)
less dividends on preferred stock	(1,831)	(52)	(1,833)	-	(1,889)	(40)
less changes in value of warrants’ liability	-	4	-	(6)	-	(561)
Net income attributable to common stockholders	48,142	49,925	41,897	43,724	56,924	68,021

Weighted average number of common shares, basic	12,432,158	12,432,158	12,365,418	12,365,418	10,491,316	10,491,316
Effect of dilutive shares	-	26,493,233	-	26,836,447	-	25,048,355
Weighted average number of common shares, diluted	12,432,158	38,925,391	12,365,418	39,201,865	10,491,316	35,539,671

Earnings per common share	$3.87	$1.28	$3.39	$1.11	$5.43	$1.91